Taxation - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income tax expense	¥ 1,276,191	$ 197,011	¥ 941,461	¥ 568,456
Income tax expense computed at applicable tax rates (25%)	319,047	49,252	235,365	142,114
Non-deductible expenses	16,372	2,528	8,344	697
Change in valuation allowances	16,054	2,478	5,493	2,114
Outside basis difference	(17,329)	(2,675)	27,789	14,254
Effect of international tax rate difference	3,978	614	1,200	551
Interest expense relating to unrecognized tax benefits	3,809	588	3,984	2,115
Effect of preferential tax rate	(56,389)	(8,705)	(89,394)	(49,551)
Income tax expense	¥ 285,542	$ 44,080	¥ 192,781	¥ 112,294